UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue
         10th Floor
         New York, NY  10022

13F File Number:  028-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael N. Thompson
Title:     Managing Partner
Phone:     (212) 378-0830

Signature, Place, and Date of Signing:

 /s/  Michael N. Thompson     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $753,078 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO RESIDENTIAL MTG INC     COM              03763v102    15051   682900 SH       SOLE                   682900        0        0
BARCLAYS BK PLC                IPATH GEMS ASIA8 06738G878      900    25000 SH  PUT  SOLE                    25000        0        0
BARRICK GOLD CORP              COM              067901108    21139   506200 SH       SOLE                   506200        0        0
CBS CORP NEW                   CL B             124857202    18165   500000 SH       SOLE                   500000        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    20020  1400000 SH       SOLE                  1400000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     7039   210427 SH       SOLE                   210427        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    71699  1144800 SH       SOLE                  1144800        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    20582   520000 SH       SOLE                   520000        0        0
GAYLORD ENTMT CO NEW           COM              367905106    13836   350000 SH       SOLE                   350000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    37093   961217 SH       SOLE                   961217        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    26009  3100000 SH       SOLE                  3100000        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     9920   400000 SH       SOLE                   400000        0        0
HOME INNS & HOTELS MGMT INC    NOTE 2.000%12/1  43713WAB3     1692  2000000 PRN      SOLE                  2000000        0        0
HOMESTREET INC                 COM              43785V102     7612   200000 SH       SOLE                   200000        0        0
KINDER MORGAN INC DEL          COM              49456B101    14208   400000 SH  CALL SOLE                   400000        0        0
KINDER MORGAN INC DEL          COM              49456B101     3552   100000 SH       SOLE                   100000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    24356  2385500 SH       SOLE                  2385500        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     8297   825538 SH       SOLE                   825538        0        0
MBIA INC                       COM              55262C100    21160  2088858 SH       SOLE                  2088858        0        0
MCDONALDS CORP                 COM              580135101    30966   337500 SH  CALL SOLE                   337500        0        0
MPG OFFICE TR INC              COM              553274101     1982   591545 SH       SOLE                   591545        0        0
NEWCASTLE INVT CORP            COM              65105M108    15813  2100000 SH       SOLE                  2100000        0        0
OMNICARE INC                   COM              681904108     1093    32170 SH       SOLE                    32170        0        0
OVERSEAS SHIPHOLDING GROUP I   COM              690368105     6045   915934 SH       SOLE                   915934        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101    23530   696774 SH       SOLE                   696774        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   221628  3769179 SH       SOLE                  3769179        0        0
TRONOX LTD                     SHS CL A         Q9235V101    17345   765775 SH       SOLE                   765775        0        0
VISTEON CORP                   COM NEW          92839U206    45804  1030224 SH       SOLE                  1030224        0        0
WESTERN ASSET MTG CAP CORP     COM              95790D105     3885   175000 SH       SOLE                   175000        0        0
WESTERN DIGITAL CORP           COM              958102105    42657  1101400 SH       SOLE                  1101400        0        0